As filed with the Securities and Exchange Commission on February 18, 2014
1933 Act Registration Number – 333-175770
1940 Act Registration Number – 811-22588

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 10
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 11

BPV Family of Funds
(Exact Name of Registrant as Specified in Charter)

P.O. Box 3107
Denver, CO 80201
(Address of Principal Office)

Registrant's Telephone Number, including Area Code: 865-243-8000

Reed Keller
P.O. Box 3107
Denver, CO 80201
(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on _______________ pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 9 filed January 13, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Atlanta, Georgia on this 18th day of February, 2014.

BPV Family of Funds

By:	/s/ Reed Keller
Reed Keller, Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Reed Keller	February 18, 2014
Reed Keller, Trustee and President**	Date

*	February 18, 2014
Ann O’Connell, Trustee	Date

*	February 18, 2014
Joseph M. O’Donnell, Trustee	Date

*	February 18, 2014
Jan R. Williams, Trustee	Date

/s/ Kim Storms	February 18, 2014
Kim Storms, Treasurer**	Date

/s/ Reed Keller	February 18, 2014
* By Reed Keller, Attorney-in-Fact	Date

*	Mr. Keller is the principal executive officer of the BPV Family of Funds, and Ms. Storms is the principal financial officer and principal accounting officer of the BPV Family of Funds.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase